Income Tax (Narrative) (Details) - USD ($) $ in Millions			3 Months Ended	12 Months Ended
	Nov. 19, 2015	Sep. 18, 2015	Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Amounts excluded from the provision for deferred taxes on cumulative earnings of certain non-U.S. affiliates and associated companies				$ 5,400
Federal statutory tax rate				35.00%
Income tax benefit related to the separate account dividends received deduction				$ 63	$ 66	$ 78
Foreign tax rate differential				(315)	(465)	(118)
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount					(41)
Other expenses				13,735	14,753	14,619
Provision for income tax expense (benefit)				666	1,700	1,936
Unrecognized tax benefits, decrease resulting from prior period tax positions			$ 792	112	24	81
Income tax assessment, income taxes and interest paid		$ 444
Possible Change in Tax Assessment
Other expenses			362
Provision for income tax expense (benefit)			557		557
Net amount of other expense charge			$ 235
Income Tax Refund
Other expenses	$ 9
JAPAN
Repatriation assumptions for foreign earnings					(57)	45
Foreign tax rate differential				110	(174)
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount					36
CHILE
Foreign tax rate differential					(61)	54
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount				19
UNITED ARAB EMIRATES
Repatriation assumptions for foreign earnings						(13)
ARGENTINA
Foreign tax rate differential					(31)
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount					88
Maximum
True-up of the prior year tax return included in current year benefit related to the separate account dividends received deduction				1	$ 1	$ 14
Certain State and Foreign Net Operating Loss Carryforwards
Valuation allowance, change during year				9
Foreign Currency Movement
Valuation allowance, change during year				10
Balance Sheet Reclassification With Other Deferred Tax Assets
Valuation allowance, change during year				$ 23